UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Noesis Capital Corp.
Address: 1801 Clint Moore Road
         Suite 100
         Boca Raton, FL  33487

13F File Number:  28-10542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Cory Nass
Title:     Corporate Counsel
Phone:     (561) 998-8884

Signature, Place, and Date of Signing:

     /s/ Cory Nass     Boca Raton, FL     May 06, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $191,078 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102      671    18000 SH       SOLE                    18000        0        0
ALTRIA GROUP INC               COM              02209s103      844    12908 SH       SOLE                    12908        0        0
AMERICAN EXPRESS CO            COM              025816109     7159   139355 SH       SOLE                   116232        0    23123
AMGEN INC                      COM              031162100     8489   145831 SH       SOLE                   126390        0    19441
APPLIED MATLS INC              COM              038222105     3999   246083 SH       SOLE                   218312        0    27771
BED BATH & BEYOND INC          COM              075896100     7133   195210 SH       SOLE                   169522        0    25688
CHUBB CORP                     CORP UNIT %      171232309      892    30100 SH       SOLE                    26463        0     3637
CISCO SYS INC                  COM              17275R102     8306   464257 SH       SOLE                   376098        0    88159
CITIGROUP INC                  COM              172967101    10331   229884 SH       SOLE                   192892        0    36992
CONSTELLATION BRANDS INC       PFD 1/40 A5.75   21036P306      643    15900 SH       SOLE                    14695        0     1205
DELL INC                       COM              24702R101     4760   123901 SH       SOLE                   107694        0    16207
DNP SELECT INCOME FD           COM              23325P104      578    53900 SH       SOLE                    49637        0     4263
EAST WEST BANCORP INC          COM              27579R104      554    15000 SH       SOLE                    15000        0        0
EXXON MOBIL CORP               COM              30231G102      685    11495 SH       SOLE                     9614        0     1881
FEDERAL HOME LN MTG CORP       COM              313400301     8276   130943 SH       SOLE                   112888        0    18055
FIRST DATA CORP                COM              319963104     7295   185565 SH       SOLE                   159237        0    26328
FUTUREMEDIA PLC                SPONSORED ADR    360912109      766  2015676 SH       SOLE                  2015676        0        0
GENENTECH INC                  COM NEW          368710406     4377    77320 SH       SOLE                    65722        0    11598
GENERAL ELEC CO                COM              369604103     2824    78314 SH       SOLE                    69651        0     8663
GOLDMAN SACHS GROUP INC        COM              38141g104      827     7523 SH       SOLE                     7523        0        0
HOME DEPOT INC                 COM              437076102     1388    36301 SH       SOLE                    29506        0     6795
INTEL CORP                     COM              458140100     8376   360549 SH       SOLE                   303420        0    57129
INTERGROUP CORP                COM              458685104     1609   131000 SH       SOLE                   131000        0        0
ISHARES INC                    MSCI EMU INDEX   464286608      536     7420 SH       SOLE                     6307        0     1113
JOHNSON & JOHNSON              COM              478160104     8437   125622 SH       SOLE                   112653        0    12969
JPMORGAN & CHASE & CO          COM              46625H100     8029   232065 SH       SOLE                   200835        0    31230
LOWES COS INC                  COM              548661107     9396   164584 SH       SOLE                   135746        0    28838
MASCO CORP                     COM              574599106     7213   208045 SH       SOLE                   176442        0    31603
MBNA CORP                      COM              55262L100     8634   351670 SH       SOLE                   293915        0    57755
MEDTRONIC INC                  COM              585055106     9287   182271 SH       SOLE                   159188        0    23083
MICROSOFT CORP                 COM              594918104     5249   217156 SH       SOLE                   189406        0    27750
MUNIHOLDINGS FLA INSD FD       COM              62624W105      890    60940 SH       SOLE                    60105        0      835
NOVARTIS A G                   SPONSORED ADR    66987V109     4251    90875 SH       SOLE                    77244        0    13631
NUVEEN PFD & CONV INC FD       COM              67073B106     1648   125966 SH       SOLE                   112111        0    13855
NUVEEN QUALITY PFD INCOME FD   COM              67071S101      840    63650 SH       SOLE                    59069        0     4581
NUVEEN REAL ESTATE INCOME FD   COM              67071B108      766    42350 SH       SOLE                    40136        0     2214
PFIZER INC                     COM              717081103     5821   221574 SH       SOLE                   191970        0    29604
PPL CORP                       COM              69351T106     1494    27663 SH       SOLE                    23356        0     4307
PROCTER & GAMBLE CO            COM              742718109     4983    94012 SH       SOLE                    76525        0    17487
SPHERION CORP                  COM              848420105      693    92500 SH       SOLE                    92500        0        0
STAPLES INC                    COM              855030102     8952   284827 SH       SOLE                   244828        0    39999
UNITED PARCEL SERVICE INC      CL B             911312106     4486    61676 SH       SOLE                    53500        0     8176
WACHOVIA CORP 2ND NEW          COM              929903102      526    10339 SH       OTHER                    1320        0     9019
WAL MART STORES INC            COM              931142103     7638   152426 SH       SOLE                   128752        0    23674
WYETH                          COM              983024100      527    12500 SH       SOLE                    12500        0        0